SHORT-TERM INVESTMENTS (Narrative) (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Short-term investments	$ 3,704,131	$ 6,157,263
Interest receivable	$ 17,270	$ 57,263